Summary of Significant Accounting Policies - Segment (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017 USD ($)	Sep. 29, 2016 USD ($)	Sep. 28, 2017 USD ($) segment	Sep. 29, 2016 USD ($)	Dec. 29, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 25, 2014 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment			1		1
Net sales	$ 343,923	$ 271,311	$ 995,266	$ 772,465	$ 1,050,759	$ 784,012	$ 584,588
Net sales (as a percentage)					100.00%	100.00%	100.00%
Tile
Revenue from External Customer [Line Items]
Net sales					$ 325,433	$ 244,902	$ 174,271
Net sales (as a percentage)					31.00%	31.00%	30.00%
Decorative Accessories
Revenue from External Customer [Line Items]
Net sales					$ 188,371	$ 138,442	$ 98,991
Net sales (as a percentage)					18.00%	18.00%	16.00%
Accessories Installation Materials and Tools
Revenue from External Customer [Line Items]
Net sales					$ 165,330	$ 124,162	$ 91,122
Net sales (as a percentage)					16.00%	16.00%	16.00%
Wood
Revenue from External Customer [Line Items]
Net sales					$ 142,751	$ 116,999	$ 90,752
Net sales (as a percentage)					14.00%	15.00%	16.00%
Laminate Luxury Vinyl Plank
Revenue from External Customer [Line Items]
Net sales					$ 131,447	$ 77,586	$ 61,817
Net sales (as a percentage)					12.00%	10.00%	11.00%
Natural Stone
Revenue from External Customer [Line Items]
Net sales					$ 90,866	$ 78,294	$ 65,008
Net sales (as a percentage)					9.00%	10.00%	11.00%
Delivery and Other
Revenue from External Customer [Line Items]
Net sales					$ 6,561	$ 3,627	$ 2,627
Net sales (as a percentage)					0.00%	0.00%	0.00%